Properties. Plant and Equipment (Details 2)	6 Months Ended
Jun. 30, 2018
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC [Member]
Land Use Rights [Line Items]
Description	Dormitory
Gross area (m2)	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC 1 [Member]
Land Use Rights [Line Items]
Description	Factory
Gross area (m2)	22,292